Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Financial assets:
Cash and cash equivalents	$ 64,501	$ 27,664	$ 25,667	$ 23,573
Current derivative assets	262
Non-current derivative assets	4,500	3,154
Financial liabilities:
Current derivative liabilities	2,045	3,304
Non-current derivative liabilities	793	285
Long-term debt, current and non-current	912,010	745,649
Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	124
Non-current derivative assets	4,461	3,154
Financial liabilities:
Current derivative liabilities	1,634	2,039
Non-current derivative liabilities	793	285
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	138
Non-current derivative assets	39
Financial liabilities:
Current derivative liabilities	411	1,265
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	64,501	27,664
Financial liabilities:
Long-term debt, current and non-current	912,010	745,649
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	124
Non-current derivative assets	4,461	3,154
Financial liabilities:
Current derivative liabilities	1,634	2,039
Non-current derivative liabilities	793	285
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	138
Non-current derivative assets	39
Financial liabilities:
Current derivative liabilities	411	1,265
Fair Value [Member]
Financial assets:
Cash and cash equivalents	64,501	27,664
Financial liabilities:
Long-term debt, current and non-current	911,083	743,898
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	124
Non-current derivative assets	4,461	3,154
Financial liabilities:
Current derivative liabilities	1,634	2,039
Non-current derivative liabilities	793	285
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	138
Non-current derivative assets	39
Financial liabilities:
Current derivative liabilities	$ 411	$ 1,265